EVENTS SUBSEQUENT TO DECEMBER 31, 2020 (Details Narrative) - Intec Pharma Ltd. [Member] - USD ($)		1 Months Ended			12 Months Ended
	Mar. 15, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from exercise of warrants					$ 769,000
Proceeds from issuance of ordinary shares					$ 421,000	$ 2,086,000
Subsequent Event [Member] | Unaudited [Member]
The company's financial transfers to Decoy for transaction expenses			$ 650,000
Company's financial transfers to Decoy for transaction expenses that was recorded as general and administrative expenses			$ 350,000
Subsequent Event [Member] | Merger Agreement [Member]
Percentage of share exchange ratio in the mergers for the securityholders	75.00%
Amount of basis share exchange ratios calculation	$ 30,000,000
Percentage Of Share Exchange Ratio In The Merger For The Security holders	25.00%
AmountOfBasisShareExchangeRatioCalculations	$ 10,000,000
The minimum combined net cash of Intec Parent	30,000,000
The maximum combined net cash of Intec Parent	50,000,000
The break-up fee that the Company or Decoy may be require to pay in connection with the termination of the Merger, under specified circumstances	1,000,000
The Company's deposit in favor of Decoy that may be forfeit in connection with the termination of the Merger, under specified circumstances	$ 350,000
Subsequent Event [Member] | Purchase Agreement [Member] | Unaudited [Member] | Aspire Capital Fund L L C [Member]
Number of ordinary shares sold		319,393
Proceeds from issuance of ordinary shares		$ 1,200,000
Exercise of Warrants [Member] | Subsequent Event [Member]
Number of warrants issued				182,500
Proceeds from exercise of warrants				$ 956,000